Organization and Principal Activities (2010 Reorganization) (Narrative) (Details) (USD $)					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Jan. 31, 2010	Dec. 31, 2009	Aug. 31, 2010 Yisheng [Member]	Aug. 31, 2010 Yisheng [Member] Ordinary Shares [Member]	Aug. 31, 2010 WVAS and Recorded Music Business [Member]
Business Acquisition [Line Items]
Aggregate consideration in cash for disposed equity interest							$ 37,243,904
Percentage of acquired equity interest					75.00%
Ordinary shares issued						415,384,615
Number of ordinary shares issued to acquire remaining equity interests from non-controlling shareholders						138,461,539
Percentage of equity interest remaining held by non-controlling shareholders					25.00%
Percentage of Shanda's equity interest in the company	70.46%	51.65%	41.97%	51.00%